UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08549

                              Oak Associates Funds
               (Exact name of registrant as specified in charter)
                                    --------


                         3875 Embassy Parkway, Suite 250
                              Akron, OH 44333-8334
               (Address of principal executive offices) (Zip code)

                              Oak Associates Funds
                                 P.O. Box 219441
                           Kansas City, MO 64121-9441
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-462-5386

                    Date of fiscal year end: October 31, 2005

                    Date of reporting period: April 30, 2005

Item 1.    Reports to Stockholders.

                                                              Semi-Annual Report

                                                                  April 30, 2005

White Oak Select Growth

Pin Oak Aggressive Stock

Rock Oak Core Growth

Red Oak Technology Select

Black Oak Emerging Technology

Live Oak Health Sciences

                  Introducing Small Cap Growth Investing with

                            RIVER OAK DISCOVERY FUND

                               [OAK LOGO OMITTED]

To Our Shareholders


Dear Fellow Shareholder:

We are pleased to send you the Oak Associates Funds' Semi-Annual Report which contains information on the holdings of each of the Funds, along with the Financial Highlights, Statements of Operations and Statements of Changes for the six-month period ended April 30, 2005. We encourage you to read the report carefully to help you stay informed about your investments.

We are pleased to introduce two additions to the family of Oak Associates Funds:

      ROCK OAK CORE GROWTH FUND-- opened 12/31/2004

      This new large cap Fund is a diversified portfolio of larger, established growth companies (usually greater than $5 billion in size) who seek to capitalize on demographic, productivity and globalization trends. This Fund has a broader array of sectors and holdings than our other, more focused funds.

      RIVER OAK DISCOVERY FUND-- opens June 30, 2005

      This new Fund will invest in smaller companies (usually under $3 billion in size) who are in the early stages of product or business growth, and have not yet been fully discovered by Wall Street. River Oak Discovery looks for companies with cutting edge products, visionary management, and the ability to bring innovation to both new and established industries.

For more information about these new Funds, including detailed sector and portfolio holdings and a prospectus, call us toll-free at 1-888-462-5386 or visit www.oakfunds.com.

As always, we appreciate the trust you have placed in us and thank you for your investment.

Sincerely,

/S/JAMES D. OELSCHLAGER
-----------------------------

James D. Oelschlager
Chief Investment Officer
Oak Associates Funds

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS


Financial Highlights ...................................................    2
Statements of Net Assets ...............................................    6
Statements of Operations ...............................................   22
Statements of Changes in Net Assets ....................................   24
Notes to Financial Statements ..........................................   26
Disclosure of Fund Expenses ............................................   31
Approval of Investment Advisory Agreements .............................   33

                          A New Small Cap Growth Fund

                            RIVER OAK DISCOVERY FUND
                              opens June 30, 2005

                 Uncovering Small Company Growth Opportunities

     o Seeks smaller companies, whose intense focus on innovation drives long-term growth

     o A research-driven investment process leads to small, rapidly growing businesses, undiscovered by Wall Street

     o Invests in companies that have cutting edge products, visionary management, and the ability to bring innovation to both new and established industries

RIVER OAK DISCOVERY FUND will invest primarily in equity securities of small companies with equity market capitalizations less than $3 billion.


                           Portfolio Management Team:

                            ROBERT D. STIMPSON, CFA
                                BRANDI K. ALLEN


               TO LEARN MORE OR INVEST TODAY, VISIT OAKFUNDS.COM.

--------------------------------------------------------------------------------

Mutual fund investing involves risk, including loss of principal. In addition to the normal risks associated with investing, investments in smaller companies typically exhibit higher volatility. The River Oak Discovery Fund is distributed by SEI Investments Distribution Co., which is not affiliated with Oak Associates, Ltd. or any other affiliate.

To determine if this Fund is an appropriate investment for you, carefully consider the Fund's investment objectives, risk factors, charges and expenses before investing. This and other information can be found in the Fund's prospectus, which may be obtained by calling 1-888-462-5386 or by visiting our website at www.oakfunds.com. Please read the prospectus carefully before investing.

--------------------------------------------------------------------------------

Financial Highlights


FOR A SHARE OUTSTANDING THROUGHOUT THE SIX-MONTH PERIOD ENDED APRIL 30, 2005 (UNAUDITED) AND YEARS OR PERIODS ENDED OCTOBER 31,





                                                          REALIZED AND                                                        NET
            NET ASSET                   NET                UNREALIZED                                 DISTRIBUTIONS          ASSET
              VALUE                 INVESTMENT              GAINS OR                 TOTAL                FROM               VALUE
            BEGINNING                 INCOME              (LOSSES) ON                FROM                CAPITAL            END OF
            OF PERIOD                 (LOSS)               SECURITIES             OPERATIONS              GAINS             PERIOD
------------------------------------------------------------------------------------------------------------------------------------

WHITE OAK SELECT GROWTH FUND
 2005*     $ 31.41                   $ 0.06#               $  (2.65)            $  (2.59)            $    --               $ 28.82
 2004        34.05                    (0.19)                  (2.45)               (2.64)                 --                 31.41
 2003        23.22                    (0.10)                  10.93                10.83                  --                 34.05
 2002        34.54                    (0.12)                 (11.20)              (11.32)                 --                 23.22
 2001        77.05                    (0.15)                 (42.08)              (42.23)              (0.28)                34.54
 2000        53.28                    (0.19)                  23.96                23.77                  --                 77.05

PIN OAK AGGRESSIVE STOCK FUND
 2005*      $19.02                   $(0.08)#              $  (0.23)            $  (0.31)            $    --                $18.71
 2004        19.13                    (0.17)                   0.06                (0.11)                 --                 19.02
 2003        11.63                    (0.12)                   7.62                 7.50                  --                 19.13
 2002        21.61                    (0.20)                  (9.78)               (9.98)                 --                 11.63
 2001        69.45                    (0.32)                 (47.27)              (47.59)              (0.25)                21.61
 2000        41.85                    (0.20)                  29.33                29.13               (1.53)                69.45

ROCK OAK CORE GROWTH FUND
 2005(1)*   $10.00                   $(0.02)#              $  (0.85)            $  (0.87)            $    --               $  9.13

RED OAK TECHNOLOGY SELECT FUND
 2005*     $  6.30                   $   --#               $  (0.33)            $  (0.33)            $    --               $  5.97
 2004         6.56                    (0.08)                  (0.18)               (0.26)                 --                  6.30
 2003         4.23                    (0.05)                   2.38                 2.33                  --                  6.56
 2002         8.45                    (0.08)                  (4.14)               (4.22)                 --                  4.23
 2001        33.85                    (0.14)                 (25.26)              (25.40)                 --                  8.45
 2000        16.94                    (0.13)                  17.04                16.91                  --                 33.85

BLACK OAK EMERGING TECHNOLOGY FUND
 2005*     $  2.08                   $(0.01)#              $  (0.12)            $  (0.13)            $    --               $  1.95
 2004         2.21                    (0.03)                  (0.10)               (0.13)                 --                  2.08
 2003         1.23                    (0.02)                   1.00                 0.98                  --                  2.21
 2002         2.98                    (0.02)                  (1.73)               (1.75)                 --                  1.23
 2001(2)     10.00                    (0.02)                  (7.00)               (7.02)                 --                  2.98

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

1-888-462-5386

                                                                                                      RATIO OF
                                                                                                      EXPENSES
                                                                                 RATIO OF            TO AVERAGE
                                                                RATIO OF         EXPENSES            NET ASSETS
                                                                  NET           TO AVERAGE       (EXCLUDING WAIVER,
                            NET ASSETS        RATIO OF         INVESTMENT       NET ASSETS          REIMBURSEMENT
                              END OF          EXPENSES        INCOME (LOSS)     (EXCLUDING             AND/OR            PORTFOLIO
             TOTAL            PERIOD         TO AVERAGE        TO AVERAGE        FEES PAID            FEES PAID          TURNOVER
             RETURN+           (000)         NET ASSETS        NET ASSETS       INDIRECTLY)          INDIRECTLY)           RATE
------------------------------------------------------------------------------------------------------------------------------------

WHITE OAK SELECT GROWTH FUND
 2005*       (8.25)%      $1,051,335            1.10%            0.37%              1.10%               1.10%              26.02%
 2004        (7.75)        1,569,899            1.07            (0.47)              1.07                1.07               15.83
 2003        46.64         2,136,891            1.07            (0.36)              1.08                1.11                4.28
 2002       (32.77)        1,593,995            1.00            (0.32)              1.01                1.01               10.76
 2001       (54.99)        3,188,358            0.95            (0.31)              0.95                0.95               15.44
 2000        44.61         6,219,080            0.96            (0.38)              0.96                0.96               13.86

PIN OAK AGGRESSIVE STOCK FUND
 2005*       (1.63)%      $  153,505            1.15%           (0.83)%             1.15%               1.19%              20.24%
 2004        (0.58)          190,839            1.15            (0.80)              1.15                1.17               21.10
 2003        64.49           233,503            1.11            (0.83)              1.12                1.23               21.67
 2002       (46.18)          143,775            1.00            (0.87)              1.09                1.09               17.68
 2001       (68.75)          363,083            0.99            (0.82)              0.99                0.99               20.91
 2000        71.36         1,219,288            1.00            (0.59)              1.02                1.02               13.16

ROCK OAK CORE GROWTH FUND
 2005(1)*    (8.70)%      $    9,629            1.15%           (0.58)%             1.15%               2.04%               9.96%

RED OAK TECHNOLOGY SELECT FUND
 2005*       (5.24)%      $  181,250            1.15%           (0.12)%             1.15%               1.23%              26.07%
 2004        (3.96)          244,848            1.15            (1.01)              1.15                1.20               38.44
 2003        55.08           327,853            1.11            (0.98)              1.11                1.24               60.35
 2002       (49.94)          217,390            1.00            (0.97)              1.10                1.10               47.80
 2001       (75.04)          531,663            0.98            (0.84)              0.98                0.98               53.98
 2000        99.82         2,220,110            0.99            (0.79)              1.01                1.01               40.13

BLACK OAK EMERGING TECHNOLOGY FUND
 2005*        (6.25)%     $   56,225            1.15%           (1.13)%             1.15%               1.36%              20.70%
 2004         (5.88)          72,093            1.15            (1.14)              1.15                1.33               33.71
 2003         79.67           86,414            1.11            (1.08)              1.11                1.50               33.62
 2002        (58.72)          40,583            1.00            (0.86)              1.20                1.20               57.15
 2001(2)     (70.20)+        104,191            1.00            (0.52)              1.12                1.12                5.99

                                                                www.oakfunds.com

Financial Highlights


FOR A SHARE OUTSTANDING THROUGHOUT THE SIX-MONTH PERIOD ENDED APRIL 30, 2005 (UNAUDITED) AND YEARS OR PERIODS ENDED OCTOBER 31,





                                                       REALIZED AND                                                            NET
            NET ASSET                                   UNREALIZED                                 DISTRIBUTIONS              ASSET
              VALUE                  NET                  GAINS OR                TOTAL                FROM                   VALUE
            BEGINNING            INVESTMENT             (LOSSES) ON               FROM                CAPITAL                END OF
            OF PERIOD               LOSS                SECURITIES             OPERATIONS              GAINS                 PERIOD
------------------------------------------------------------------------------------------------------------------------------------

LIVE OAK HEALTH SCIENCES FUND
 2005*     $ 9.44                $(0.04)#               $  1.03                $  0.99                $ --                   $10.43
 2004        9.24                 (0.07)                   0.27                   0.20                  --                     9.44
 2003        7.83                 (0.05)                   1.46                   1.41                  --                     9.24
 2002       10.24                 (0.05)                  (2.36)                 (2.41)                 --                     7.83
 2001(3)    10.00                 (0.01)                   0.25                   0.24                  --                    10.24

* FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2005. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

#   PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

+ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THE SHAREHOLDER WILL PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES.

(1) THE ROCK OAK CORE GROWTH FUND COMMENCED OPERATIONS ON DECEMBER 31, 2004. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

(2) THE BLACK OAK EMERGING TECHNOLOGY FUND COMMENCED OPERATIONS ON DECEMBER 29, 2000. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

(3) THE LIVE OAK HEALTH SCIENCES FUND COMMENCED OPERATIONS ON JUNE 29, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

1-888-462-5386


                                                                                                       RATIO OF
                                                                                  RATIO OF             EXPENSES
                                                                  RATIO OF        EXPENSES            TO AVERAGE
                                                                    NET          TO AVERAGE           NET ASSETS
                             NET ASSETS         RATIO OF         INVESTMENT      NET ASSETS        (EXCLUDING WAIVER,
                               END OF           EXPENSES            LOSS         (EXCLUDING             AND/OR           PORTFOLIO
              TOTAL            PERIOD          TO AVERAGE        TO AVERAGE       FEES PAID            FEES PAID         TURNOVER
              RETURN+           (000)          NET ASSETS        NET ASSETS      INDIRECTLY)          INDIRECTLY)          RATE
------------------------------------------------------------------------------------------------------------------------------------

LIVE OAK HEALTH SCIENCES FUND
 2005*       10.49%           $25,887             1.15%           (0.72)%            1.15%               1.22%              2.98%
 2004         2.16             26,226             1.15            (0.75)             1.15                1.19               4.05
 2003        18.01             22,520             1.10            (0.66)             1.10                1.28              12.55
 2002       (23.54)            18,686             1.00            (0.56)             1.18                1.18              31.00
 2001(3)      2.40+            21,134             1.00            (0.49)             1.23                1.23                 --

                                                                www.oakfunds.com

Statement of Net Assets


APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
White Oak Select Growth Fund
--------------------------------------------------------------------------------

INDUSTRY WEIGHTING+

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

Pharmaceutical Preparations 11.1%
Computer Communications Equipment 10.5%
Semiconductors & Related Devices 7.5%
Security Brokers, Dealers & Flotation Companies 6.5%
Services - Prepackaged Software  6.0%
Data Storage  6.0%
Semiconductor Capital Equipment 5.6%
E-Commerce - Services 5.3%
Services - Allied to Motion Picture Production 5.4%
Commercial Banks 4.8%
Electromedical & Electrotherapeutic Apparatus 4.9%
Electronic Computers 4.7%
Short-Term Business Credit Institutions 4.5%
Motor Vehicle Parts & Accessories 4.2%
Machinery - Construction & Mining 3.9%
Services - Tracking Courier 3.4%
Services - Commercial Physical & Biological Research 1.8%
Services - Computer Programming Services 1.5%
Computer Peripheral 1.4%
Repurchase Agreement 0.6%

 + Percentages are based on net assets. Included in net assets are Other Assets and Liabilities of 0.4%.

                                        MARKET
DESCRIPTION            SHARES         VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 99.0%

 COMMERCIAL BANKS-- 4.8%
 Citigroup            1,080,000       $  50,717
                                      ---------
                                         50,717
                                      ---------

 COMPUTER COMMUNICATIONS EQUIPMENT --  10.5%
 Cisco Systems*       3,470,000          59,962
 Juniper Networks*    2,225,000          50,263
                                      ---------
                                        110,225
                                      ---------

 COMPUTER PERIPHERAL-- 1.4%
 Symbol Technologies  1,065,000          14,239
                                      ---------
                                         14,239
                                      ---------

 DATA STORAGE--  6.0%
 EMC*                 4,800,000          62,976
                                      ---------
                                         62,976
                                      ---------

 E-COMMERCE - SERVICES-- 5.3%
 eBay*                1,770,000          56,162
                                      ---------
                                         56,162

                                         MARKET
DESCRIPTION            SHARES         VALUE (000)
--------------------------------------------------------------------------------

 ELECTROMEDICAL & ELECTROTHERAPEUTIC
   APPARATUS -- 4.9%
 Medtronic             970,000        $  51,119
                                      ---------
                                         51,119
                                      ---------

 ELECTRONIC COMPUTERS--  4.7%
 Dell Computer*       1,425,000          49,633
                                      ---------
                                         49,633
                                      ---------

 MACHINERY - CONSTRUCTION & MINING --  3.9%
 Caterpillar            460,000          40,503
                                      ---------
                                         40,503
                                      ---------

 MOTOR VEHICLE PARTS & ACCESSORIES-- 4.2%
 Rockwell Automation    950,000          43,918
                                      ---------
                                         43,918
                                      ---------

 PHARMACEUTICAL PREPARATIONS--  11.1%
 Amgen*                 872,000          50,759
 Pfizer               2,445,000          66,431
                                      ---------
                                        117,190
                                      ---------

1-888-462-5386

--------------------------------------------------------------------------------
White Oak Select Growth Fund (CONTINUED)
--------------------------------------------------------------------------------


                                         MARKET
DESCRIPTION             SHARES         VALUE (000)
--------------------------------------------------------------------------------

 SECURITY BROKERS, DEALERS & FLOTATION
   COMPANIES -- 6.5%
 Charles Schwab       6,575,000    $     68,051
                                   ------------
                                         68,051
                                   ------------

 SEMICONDUCTOR CAPITAL EQUIPMENT--  5.6%
 Applied Materials*   3,950,000          58,736
                                   ------------
                                         58,736
                                   ------------

 SEMICONDUCTORS & RELATED DEVICES-- 7.5%
 Linear Technology    1,700,000          60,758
 Maxim Integrated
   Products             485,000          18,139
                                   ------------
                                         78,897
                                   ------------

 SERVICES - ALLIED TO MOTION PICTURE
   PRODUCTION -- 5.4%
 Avid Technology*       280,000          13,863
 Harmon International   170,000          13,359
 Qualcomm               845,000          29,482
                                   ------------
                                         56,704
                                   ------------

 SERVICES - COMMERCIAL PHYSICAL &
   BIOLOGICAL RESEARCH -- 1.8%
 Affymetrix*            415,000          19,136
                                   ------------
                                         19,136
                                   ------------

 SERVICES - COMPUTER PROGRAMMING
   SERVICES -- 1.5%
 Cognizant Technology
   Solutions*           380,000          15,964
                                   ------------
                                         15,964
                                   ------------

                    SHARES/FACE       MARKET
DESCRIPTION        AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

 SERVICES - PREPACKAGED SOFTWARE--  6.0%
 Electronic Arts*       760,000    $     40,576
 Symantec*            1,225,000          23,005
                                   ------------
                                         63,581
                                   ------------

 SERVICES - TRACKING COURIER-- 3.4%
 United Parcel Service,
    Cl B                500,000          35,655
                                   ------------
                                         35,655
                                   ------------

 SHORT-TERM BUSINESS CREDIT INSTITUTIONS-- 4.5%
 MBNA                 2,400,000          47,400
                                   ------------
                                         47,400
                                   ------------

 TOTAL COMMON STOCK
   (Cost $965,359)(000)               1,040,806
                                   ------------

 REPURCHASE AGREEMENT-- 0.6%
 Morgan Stanley (A)
   2.000%, dated 04/29/05, to be
   repurchased on 05/02/05, repurchase
   price $6,310,759 (collateralized
   by a U.S. Treasury Note, 3.625%,
   01/15/28, total market
   value: $6,437,098)    $6,311           6,311
                                   ------------

 TOTAL REPURCHASE AGREEMENT
   (Cost $6,311)(000)                     6,311
                                   ------------

 TOTAL INVESTMENTS-- 99.6%
   (Cost $971,670)(000)               1,047,117
                                   ------------

 OTHER ASSETS AND LIABILITIES -- 0.4%
 Payable for Capital Shares
   Redeemed                              (2,348)
 Investment Advisory Fees Payable          (596)
 Administration Fees Payable                (36)
 Other Assets and Liabilities, Net        7,198
                                   ------------
                                          4,218
                                   ------------
 Net Assets-- 100.0%               $  1,051,335
                                   ============
                                                                www.oakfunds.com

--------------------------------------------------------------------------------
White Oak Select Growth Fund (CONCLUDED)
--------------------------------------------------------------------------------

                                                VALUE (000)
--------------------------------------------------------------------------------

 NET ASSETS:
 Portfolio Shares (unlimited
   authorization-- no par value)
   based on 36,479,978 outstanding
   shares of beneficial interest               $  3,726,736
 Undistributed net investment income                  2,514
 Accumulated net realized loss
   on investments                                (2,753,362)
 Net unrealized appreciation on
   investments                                       75,447
                                               ------------

 NET ASSETS                                    $  1,051,335
                                               ============

 Net Asset Value, Offering and Redemption
   Price Per Share                                  $28.82
                                                    =======

 * NON-INCOME PRODUCING SECURITY
 (A) TRI-PARTY REPURCHASE AGREEMENT
 CL -- CLASS
 THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THE FINANCIAL STATEMENTS.

1-888-462-5386

Statement of Net Assets


APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund
--------------------------------------------------------------------------------

INDUSTRY WEIGHTING+

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

Semiconductors & Related Devices 13.4%
Web Portals/ISP 12.7%
Computer Communications Equipment 11.2%
E-Commerce - Services 10.3%
Security Brokers, Dealers & Flotation Companies 6.9%
Services - Computer Programming Services 6.4%
Services - Allied to Motion Picture Production 6.1%
Services - Prepackaged Software 4.8%
Services - Commercial Physical & Biological Research 4.8%
Motor Vehicle Parts & Accessories 4.8%
Computer Peripheral 4.4%
Short-Term Business Credit Institutions 4.2%
Retail - Jewelry Stores 3.4%
Semiconductor Capital Equipment 2.9%
Building - Residential/Commercial 2.5%
Repurchase Agreement 1.5%

 + Percentages are based on net assets. Included in net assets are Other Assets and Liabilities of (0.3)%.

                                      MARKET
DESCRIPTION               SHARES    VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 98.8%

 BUILDING - RESIDENTIAL/COMMERCIAL-- 2.5%
 Toll Brothers*          50,000    $      3,790
                                   ------------
                                          3,790
                                   ------------

 COMPUTER COMMUNICATIONS EQUIPMENT-- 11.2%
 Cisco Systems*         565,000           9,763
 Juniper Networks*      330,000           7,455
                                   ------------
                                         17,218
                                   ------------

 COMPUTER PERIPHERAL-- 4.4%
 Symbol Technologies    510,000           6,819
                                   ------------
                                          6,819
                                   ------------

 E-COMMERCE - SERVICES-- 10.3%
 Amazon.com*            200,000           6,472
 eBay*                  295,000           9,360
                                   ------------
                                         15,832
                                   ------------

 MOTOR VEHICLE PARTS & ACCESSORIES-- 4.8%
 Rockwell Automation    160,000           7,397
                                   ------------
                                          7,397
                                   ------------

                                      MARKET
DESCRIPTION             SHARES      VALUE (000)
--------------------------------------------------------------------------------

 RETAIL - JEWELRY STORES-- 3.4%
 Tiffany                175,000    $      5,276
                                   ------------
                                          5,276
                                   ------------

 SECURITY BROKERS, DEALERS & FLOTATION
   COMPANIES -- 6.9%
 Charles Schwab       1,015,000          10,505
                                   ------------
                                         10,505
                                   ------------

 SEMICONDUCTOR CAPITAL EQUIPMENT-- 2.9%
 Applied Materials*     300,000           4,461
                                   ------------
                                          4,461
                                   ------------

 SEMICONDUCTORS & RELATED DEVICES-- 13.4%
 Linear Technology      210,000           7,505
 Maxim Integrated
   Products             195,000           7,293
 Xilinx                 215,000           5,792
                                   ------------
                                         20,590
                                   ------------
                                                                www.oakfunds.com

--------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund (CONCLUDED)
--------------------------------------------------------------------------------

                     SHARES/FACE        MARKET
DESCRIPTION          AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

 SERVICES - ALLIED TO MOTION PICTURE
   PRODUCTION -- 6.1%
 Avid Technology*       188,000    $      9,308
                                   ------------
                                          9,308
                                   ------------

 SERVICES - COMMERCIAL PHYSICAL &
   BIOLOGICAL RESEARCH -- 4.8%
 Affymetrix*            160,000           7,378
                                   ------------
                                          7,378
                                   ------------

 SERVICES - COMPUTER PROGRAMMING
   SERVICES -- 6.4%
 Cognizant Technology
   Solutions*           235,000           9,872
                                   ------------
                                          9,872
                                   ------------

 SERVICES - PREPACKAGED SOFTWARE-- 4.8%
 Cerner*                126,000           7,316
                                   ------------
                                          7,316
                                   ------------

 SHORT-TERM BUSINESS CREDIT INSTITUTIONS-- 4.2%
 MBNA                   325,000           6,419
                                   ------------
                                          6,419
                                   ------------

 WEB PORTALS/ISP-- 12.7%
 Google*                 37,000           8,140
 Yahoo!*                330,000          11,388
                                   ------------
                                         19,528
                                   ------------

 TOTAL COMMON STOCK
   (Cost $125,615)(000)                 151,709
                                   ------------

 REPURCHASE AGREEMENT-- 1.5%
 Morgan Stanley (A)
   2.000%, dated 04/29/05, to be
   repurchased on 05/02/05, repurchase
   price $2,295,971 (collateralized
   by a U.S. Treasury Note, 3.625%,
   01/15/28, total market
   value: $2,341,997)    $2,296           2,296
                                   ------------

DESCRIPTION                        VALUE (000)
--------------------------------------------------------------------------------

 TOTAL REPURCHASE AGREEMENT
   (Cost $2,296)(000)              $      2,296
                                   ------------

 TOTAL INVESTMENTS-- 100.3%
   (Cost $127,911)(000)                 154,005
                                   ------------

 OTHER ASSETS AND LIABILITIES -- (0.3)%
 Payable for Investment Securities
   Purchased                             (5,239)
 Payable for Capital Shares
   Redeemed                                (311)
 Investment Advisory Fees Payable           (86)
 Administration Fees Payable                 (5)
 Other Assets and Liabilities, Net         5,141
                                   ------------
                                           (500)
                                   ------------

 Net Assets-- 100.0%               $    153,505
                                   ============

 NET ASSETS:
 Portfolio Shares (unlimited
   authorization-- no par value)
   based on 8,202,843 outstanding
   shares of beneficial interest    $   996,969
 Accumulated net investment loss           (751)
 Accumulated net realized loss
   on investments                     (868,807)
 Net unrealized appreciation
   on investments                        26,094
                                   ------------

 NET ASSETS                        $    153,505
                                   ============

 Net Asset Value, Offering and Redemption
   Price Per Share                       $18.71
                                         ======

 * NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT THE
 ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THE FINANCIAL STATEMENTS.

1-888-462-5386

Statement of Net Assets

APRIL 30, 2005 (UNAUDITED)


--------------------------------------------------------------------------------
Rock Oak Core Growth Fund
--------------------------------------------------------------------------------

INDUSTRY WEIGHTING+

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

Services - Allied to Motion Picture Production 8.6%
Petroleum Products  8.2%
Commercial Banks 6.3%
Repurchase Agreement 5.3%
Building - Residential/Commercial 5.3%
Services - Computer Programming Services 5.0%
Services - Commercial Physical & Biological Research 4.7%
Services - Transport 4.2%
Security Brokers, Dealers & Flotation Companies 3.6%
Services - Prepackaged Software 3.3%
Web Portals/ISP 3.1%
Retail - Restaurants 3.0%
Retail - Building Products 2.9%
E-Commerce - Services 2.9%
Computer Communications Equipment 2.9%
Radio Broadcasting Stations 2.7%
Apparel Manufacturers 2.6%
Electronic Computers  2.6%
Biological Products 2.2%
Data Storage 2.3%
Machinery - Construction & Mining  2.3%
Motor Vehicle Parts & Accessories 2.1%
Analytical Instruments 2.0%
Search, Detection, Navigation, Guidance, Aeronautical Systems 1.9% Computer Peripheral 1.7%
Semiconductor Capital Equipment 1.7%
Surgical & Medical Instruments & Apparatus 1.7%
Universities/Colleges 1.6%
Services - Tracking Courier 1.5%
Pharmaceutical Preparations 1.0%
Semiconductors & Related Devices 0.9%
Short-Term Business Credit Institutions 0.7%

 + Percentages are based on net assets. Included in net assets are Other Assets and Liabilities of (0.8)%.

                                      MARKET
DESCRIPTION              SHARES     VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 95.5%

 ANALYTICAL INSTRUMENTS-- 2.0%
 Thermo Electron*         7,900    $        197
                                   ------------
                                            197
                                   ------------

  APPAREL MANUFACTURERS-- 2.6%
 Coach*                   9,400             252
                                   ------------
                                            252
                                   ------------

 BIOLOGICAL PRODUCTS-- 2.2%
 Amgen*                   3,600             210
                                   ------------
                                            210
                                   ------------

                                        MARKET
DESCRIPTION               SHARES       VALUE (000)
--------------------------------------------------------------------------------

 BUILDING - RESIDENTIAL/COMMERCIAL-- 5.3%
 Ryland Group             4,400    $        270
 Toll Brothers*           3,200             243
                                   ------------
                                            513
                                   ------------

 COMMERCIAL BANKS-- 6.3%
 Citigroup                1,600              75
 East West Bancorp        5,700             183
 Silicon Valley
    Bancshares*           7,400             351
                                   ------------
                                            609
                                   ------------

 COMPUTER COMMUNICATIONS EQUIPMENT-- 2.9%
 Cisco Systems*           9,000             156
 Juniper Networks*        5,300             120
                                   ------------
                                            276
                                   ------------
                                                                www.oakfunds.com

--------------------------------------------------------------------------------
Rock Oak Core Growth Fund (CONTINUED)
--------------------------------------------------------------------------------

                                      MARKET
DESCRIPTION              SHARES     VALUE (000)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 COMPUTER PERIPHERAL-- 1.7%
 Symbol Technologies     12,600    $        168
                                   ------------
                                            168
                                   ------------

 DATA STORAGE-- 2.3%
 EMC*                    16,500             217
                                   ------------
                                            217
                                   ------------

 E-COMMERCE - SERVICES-- 2.9%
 eBay*                    8,700             276
                                   ------------
                                            276
                                   ------------

 ELECTRONIC COMPUTERS-- 2.6%
 Dell Computer*           7,100             247
                                   ------------
                                            247
                                   ------------

 MACHINERY - CONSTRUCTION & MINING-- 2.3%
 Caterpillar                800              71
 Joy Global               4,350             147
                                   ------------
                                            218
                                   ------------

 MOTOR VEHICLE PARTS & ACCESSORIES-- 2.1%
 Rockwell Automation      4,400             203
                                   ------------
                                            203
                                   ------------

 PETROLEUM PRODUCTS-- 8.2%
 Headwaters*             10,000             320
 Schlumberger             4,100             280
 Ultra Petroleum*         2,400             121
 XTO Energy               2,133              64
                                   ------------
                                            785
                                   ------------

                                     MARKET
DESCRIPTION              SHARES     VALUE (000)
--------------------------------------------------------------------------------

 PHARMACEUTICAL PREPARATIONS -- 1.0%
 Teva Pharmaceutical
   Industries ADR         3,200    $        100
                                   ------------
                                            100
                                   ------------

 RADIO BROADCASTING STATIONS-- 2.7%
 XM Satellite Radio,
   Cl A*                  9,500             264
                                   ------------
                                            264
                                   ------------

 RETAIL - BUILDING PRODUCTS-- 2.9%
 Lowe's                   5,400             281
                                   ------------
                                            281
                                   ------------

 RETAIL - RESTAURANTS-- 3.0%
 Starbucks*               5,900             292
                                   ------------
                                            292
                                   ------------

 SEARCH, DETECTION, NAVIGATION, GUIDANCE,
   AERONAUTICAL SYSTEMS -- 1.9%
 Navteq*                  5,000             182
                                   ------------
                                            182
                                   ------------

 SECURITY BROKERS, DEALERS & FLOTATION
   COMPANIES -- 3.6%
 Goldman Sachs            3,200             342
                                   ------------
                                            342
                                   ------------

 SEMICONDUCTOR CAPITAL EQUIPMENT-- 1.7%
 Applied Materials*      11,100             165
                                   ------------
                                            165
                                   ------------

1-888-462-5386

--------------------------------------------------------------------------------
Rock Oak Core Growth Fund (CONTINUED)
--------------------------------------------------------------------------------

                                       MARKET
DESCRIPTION               SHARES     VALUE (000)
--------------------------------------------------------------------------------

 SEMICONDUCTORS & RELATED DEVICES-- 0.9%
 Maxim Integrated
   Products               2,400    $         90
                                   ------------
                                             90
                                   ------------

 SERVICES - ALLIED TO MOTION PICTURE
   PRODUCTION -- 8.6%
 Avid Technology*         8,500             421
 Qualcomm                11,600             405
                                   ------------
                                            826
                                   ------------

 SERVICES - COMMERCIAL PHYSICAL &
   BIOLOGICAL RESEARCH -- 4.7%
 Affymetrix*              5,600             258
 Charles River Labs*      4,000             190
                                   ------------
                                            448
                                   ------------

 SERVICES - COMPUTER PROGRAMMING
   SERVICES -- 5.0%
 Cognizant Technology
   Solutions*            11,500             483
                                   ------------
                                            483
                                   ------------

 SERVICES - PREPACKAGED SOFTWARE-- 3.3%
 Electronic Arts*         4,600             246
 Symantec*                4,000              75
                                   ------------
                                            321
                                   ------------

 SERVICES - TRACKING COURIER-- 1.6%
 United Parcel Service,
   Cl B                   2,200             157
                                   ------------
                                            157
                                   ------------

 SERVICES - TRANSPORT-- 4.2%
 Expeditors International 6,300             309
 Omi                      5,300              96
                                   ------------
                                            405
                                   ------------

                      SHARES/FACE      MARKET
DESCRIPTION          AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

 SHORT-TERM BUSINESS CREDIT INSTITUTIONS-- 0.7%
 MBNA                     3,400    $         67
                                   ------------
                                             67
                                   ------------

 SURGICAL & MEDICAL INSTRUMENTS &
   APPARATUS -- 1.7%
 Given Imaging*           6,000             161
                                   ------------
                                            161
                                   ------------

 UNIVERSITIES/COLLEGES-- 1.5%
 Apollo Group, Cl A*      2,000             144
                                   ------------
                                            144
                                   ------------

 WEB PORTALS/ISP-- 3.1%
 Yahoo!*                  8,700             300
                                   ------------
                                            300
                                   ------------

 TOTAL COMMON STOCK
   (Cost $9,976)(000)                     9,199
                                   ------------

 REPURCHASE AGREEMENT-- 5.3%
 Morgan Stanley (A)
   2.000%, dated 04/29/05,
   to be repurchased on 05/02/05,
   repurchase price $513,088
   (collateralized by a U.S.
   Treasury Note, 3.625%,
   01/15/28, total market
   value: $523,360)        $513             513
                                   ------------

 TOTAL REPURCHASE AGREEMENT
   (Cost $513)(000)                         513
                                   ------------

 TOTAL INVESTMENTS-- 100.8%
   (Cost $10,489)(000)                    9,712
                                   ------------
                                                                www.oakfunds.com

--------------------------------------------------------------------------------
Rock Oak Core Growth Fund (CONCLUDED)
--------------------------------------------------------------------------------

DESCRIPTION                          VALUE (000)
--------------------------------------------------------------------------------

 OTHER ASSETS AND LIABILITIES, NET -- (0.8)%
 Payable for Investment Securities
   Purchased                       $       (169)
 Payable for Capital Shares
   Redeemed                                 (10)
 Investment Advisory Fees Payable            (2)
 Other Assets and Liabilities                98
                                   ------------
                                            (83)
                                   ------------

 Net Assets-- 100.0%               $      9,629
                                   ============

 NET ASSETS:
 Portfolio Shares (unlimited
   authorization-- no par
   value) based on 1,054,925
   outstanding shares of
   beneficial interest             $     10,389
 Accumulated net investment loss            (14)
 Accumulated net realized gain
   on investments                            31
 Net unrealized depreciation
   on investments                          (777)
                                   ------------

 NET ASSETS                        $      9,629
                                   ============

 Net Asset Value, Offering and
   Redemption Price Per Share             $9.13
                                          =====

 * NON-INCOME PRODUCING SECURITY
 (A) TRI-PARTY REPURCHASE AGREEMENT
 ADR -- AMERICAN DEPOSITARY RECEIPT
 CL -- CLASS
 THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THE FINANCIAL STATEMENTS.

1-888-462-5386

Statement of Net Assets

APRIL 30, 2005 (UNAUDITED)


--------------------------------------------------------------------------------
Red Oak Technology Select Fund
--------------------------------------------------------------------------------

INDUSTRY WEIGHTING+

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

Services - Computer Programming Services 11.9%
Semiconductors & Related Devices 11.5%
Services - Allied to Motion Picture Production 10.6%
Computer Peripheral 10.2%
Services - Prepackaged Software 10.0%
Computer Communications Equipment 9.5%
E-Commerce - Services 7.5%
Services - Commercial Physical & Biological Research 6.1%
Search, Detection, Navigation, Guidance, Aeronautical Systems 5.9% Data Storage 5.8%
Web Portals/ISP 5.4%
Universities/Colleges 4.6%
Repurchase Agreement 0.4%

 + Percentages are based on net assets. Included in net assets are Other Assets and Liabilities of 0.6%.

                                       MARKET
DESCRIPTION              SHARES      VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 99.0%

 COMPUTER COMMUNICATIONS
   EQUIPMENT -- 9.5%
 Cisco Systems*         379,900    $      6,565
 Juniper Networks*      470,840          10,636
                                   ------------
                                         17,201
                                   ------------

 COMPUTER PERIPHERAL-- 10.2%
 Symbol Technologies    775,000          10,362
 Zebra Technologies,
   Cl A*                168,700           8,057
                                   ------------
                                         18,419
                                   ------------

 DATA STORAGE-- 5.8%
 EMC*                   797,200          10,459
                                   ------------
                                         10,459
                                   ------------

                                       MARKET
DESCRIPTION              SHARES     VALUE (000)
--------------------------------------------------------------------------------

 E-COMMERCE - SERVICES-- 7.5%
 Amazon.com*            235,000    $      7,605
 eBay*                  191,200           6,067
                                   ------------
                                         13,672
                                   ------------

 SEARCH, DETECTION, NAVIGATION, GUIDANCE,
   AERONAUTICAL SYSTEMS -- 5.9%
 Navteq*                294,000          10,707
                                   ------------
                                         10,707
                                   ------------

 SEMICONDUCTORS & RELATED DEVICES-- 11.5%
 Formfactor*            295,000           6,738
 Marvell Technology*    244,000           8,169
 Maxim Integrated
   Products             160,600           6,006
                                   ------------
                                         20,913
                                   ------------
                                                                www.oakfunds.com

--------------------------------------------------------------------------------
Red Oak Technology Select Fund (CONCLUDED)
--------------------------------------------------------------------------------

                                       MARKET
DESCRIPTION              SHARES      VALUE (000)
--------------------------------------------------------------------------------

 SERVICES - ALLIED TO MOTION PICTURE
 PRODUCTION-- 10.6%
 Harmon International    91,000    $      7,151
 Qualcomm               345,800          12,065
                                   ------------
                                         19,216
                                   ------------

 SERVICES - COMMERCIAL PHYSICAL &
   BIOLOGICAL RESEARCH -- 6.1%
 Affymetrix*            123,000           5,672
 Cognex                 247,000           5,394
                                   ------------
                                         11,066
                                   ------------

 SERVICES - COMPUTER PROGRAMMING
   SERVICES -- 11.9%
 Cogent*                220,000           4,950
 Cognizant Technology
   Solutions*           254,600          10,696
 Macromedia*            150,000           5,942
                                   ------------
                                         21,588
                                   ------------

 SERVICES - PREPACKAGED SOFTWARE-- 10.0%
 Electronic Arts*       162,000           8,649
 Pixar*                 206,000           9,422
                                   ------------
                                         18,071
                                   ------------

 UNIVERSITIES/COLLEGES-- 4.6%
 Apollo Group, Cl A*    114,404           8,251
                                   ------------
                                          8,251
                                   ------------

 WEB PORTALS/ISP-- 5.4%
 Google, Cl A*           44,500           9,790
                                   ------------
                                          9,790
                                   ------------

 TOTAL COMMON STOCK
   (Cost $149,540)(000)                 179,353
                                   ------------

                          FACE
DESCRIPTION           AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT-- 0.4%
 Morgan Stanley (A)
   2.000%, dated 04/29/05, to be
   repurchased on 05/02/05, repurchase
   price $685,983 (collateralized
   by a U.S. Treasury Note, 3.625%,
   01/15/28, total market
   value: $699,716)        $686    $        686
                                   ------------

 TOTAL REPURCHASE AGREEMENT
   (Cost $686)(000)                         686
                                   ------------

 TOTAL INVESTMENTS-- 99.4%
   (Cost $150,226)(000)                 180,039
                                   ------------

 OTHER ASSETS AND LIABILITIES-- 0.6%
 Investment Advisory Fees Payable           (92)
 Payable for Capital Shares
   Redeemed                                 (99)
 Administration Fees Payable                 (6)
 Other Assets and Liabilities, Net        1,408
                                   ------------
                                          1,211
                                   ------------
 Net Assets-- 100.0%               $    181,250
                                   ============

 NET ASSETS:
 Portfolio Shares (unlimited
   authorization-- no par value)
   based on 30,346,976 outstanding
   shares of beneficial interest   $  1,862,033
 Accumulated net investment loss           (132)
 Accumulated net realized loss
   on investments                    (1,710,464)
 Net unrealized appreciation
   on investments                        29,813
                                   ------------

 NET ASSETS                        $    181,250
                                   ============

 Net Asset Value, Offering and Redemption
   Price Per Share                        $5.97
                                          =====

 * NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
CL -- CLASS
 THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THE FINANCIAL STATEMENTS.

1-888-462-5386

Statement of Net Assets

APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
Black Oak Emerging Technology Fund
--------------------------------------------------------------------------------


INDUSTRY WEIGHTING+

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

Semiconductors & Related Devices 20.1%
Services - Prepackaged Software 18.5%
Services - Computer Programming Services 10.9%
Industrial Instruments for Measurement, Display & Control 6.9%
E-Commerce - Services 6.6%
Search, Detection, Navigation, Guidance, Aeronautical Systems 6.4% Services - Commercial Physical & Biological Research 5.8%
Services - Allied to Motion Picture Production 5.6%
Radio Broadcasting Stations 3.3%
Services - Computer Integrated Systems Design 3.1%
Chemicals 2.9%
Surgical & Medical Instruments & Apparatus 2.4%
Testing Labs 2.0%
Semiconductor Capital Equipment 1.7%
Services - Business Services 1.6%
Repurchase Agreement 1.2%
Lighting Products & Systems 1.0%

 + Percentages are based on net assets. Included in net assets are Other Assets and Liabilities of 0.0%.

                                       MARKET
DESCRIPTION              SHARES      VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 98.8%

--------------------------------------------------------------------------------
 CHEMICALS -- 2.9%
 Symyx Technologies*     67,300    $      1,640
                                   ------------
                                          1,640
                                   ------------

 E-COMMERCE - SERVICES-- 6.6%
 Audible*               150,900           1,935
 eBay*                   55,800           1,771
                                   ------------
                                          3,706
                                   ------------

 INDUSTRIAL INSTRUMENTS FOR MEASUREMENT,
   DISPLAY & CONTROL -- 6.9%
 Flir Systems*           88,900           2,365
 Photon Dynamics*        79,100           1,531
                                   ------------
                                          3,896
                                   ------------

 LIGHTING PRODUCTS & SYSTEMS-- 1.0%
 Color Kinetics*         57,200             573
                                   ------------
                                            573
                                   ------------

                                       MARKET
DESCRIPTION              SHARES     VALUE (000)
--------------------------------------------------------------------------------

 RADIO BROADCASTING STATIONS-- 3.3%
 XM Satellite Radio,
   Cl A*                 66,500    $      1,845
                                   ------------
                                          1,845
                                   ------------

 SEARCH, DETECTION, NAVIGATION, GUIDANCE,
   AERONAUTICAL SYSTEMS -- 6.4%
 Navteq*                 99,000           3,606
                                   ------------
                                          3,606
                                   ------------

 SEMICONDUCTOR CAPITAL EQUIPMENT-- 1.7%
 Rudolph Technologies*   74,300             958
                                   ------------
                                            958
                                   ------------

 SEMICONDUCTORS & RELATED DEVICES-- 20.1%
 Cree*                  114,400           2,767
 DSP Group*             130,300           3,140
 Marvell Technology
   Group*               132,000           4,419
 Skyworks Solutions*    190,000             996
                                   ------------
                                         11,322
                                   ------------
                                                                www.oakfunds.com

--------------------------------------------------------------------------------
Black Oak Emerging Technology Fund (CONTINUED)
--------------------------------------------------------------------------------


                                      MARKET
DESCRIPTION              SHARES     VALUE (000)
--------------------------------------------------------------------------------

 SERVICES - ALLIED TO MOTION
  PICTURE PRODUCTION -- 5.6%
 Avid Technology*        63,900    $      3,164
                                   ------------
                                          3,164
                                   ------------

 SERVICES - BUSINESS SERVICES-- 1.6%
 Lionbridge
   Technologies*        214,000             909
                                   ------------
                                            909
                                   ------------

 SERVICES - COMMERCIAL PHYSICAL &
   BIOLOGICAL RESEARCH -- 5.8%
 Affymetrix*             70,000           3,228
                                   ------------
                                          3,228
                                   ------------

 SERVICES - COMPUTER INTEGRATED
   SYSTEMS DESIGN -- 3.1%
 Electronic Arts*        32,500           1,735
                                   ------------
                                          1,735
                                   ------------

 SERVICES - COMPUTER PROGRAMMING
   SERVICES -- 10.9%
 Cogent*                 75,000           1,687
 Cognizant Technology
   Solutions*           105,000           4,411
                                   ------------
                                          6,098
                                   ------------

 SERVICES - PREPACKAGED SOFTWARE-- 18.5%
 Macrovision*           105,000           2,147
 Packeteer*             229,200           2,677
 Ultimate Software*     200,500           3,108
 Verint Systems*         77,600           2,469
                                   ------------
                                         10,401
                                   ------------

                     SHARES/FACE
DESCRIPTION         AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

 SURGICAL & MEDICAL INSTRUMENTS &
   APPARATUS -- 2.4%
 Given Imaging Ltd.*     50,000    $      1,338
                                   ------------
                                          1,338
                                   ------------

 TESTING LABS-- 2.0%
 eResearch Technology*  100,000           1,136
                                   ------------
                                          1,136
                                   ------------

 TOTAL COMMON STOCK
   (Cost $43,243)(000)                   55,555
                                   ------------

 REPURCHASE AGREEMENT-- 1.2%
 Morgan Stanley (A)
   2.000%, dated 04/29/05,
   to be repurchased on
   05/02/05, repurchase
   price $643,331 (collateralized
   by a U.S. Treasury Note,
   3.625%, 01/15/28, total
   market value: $656,210) $643             643
                                   ------------

 TOTAL REPURCHASE AGREEMENT
   (Cost $643)(000)                         643
                                   ------------

 TOTAL INVESTMENTS-- 100.0%
   (Cost $43,886)(000)                   56,198
                                   ------------

 OTHER ASSETS AND LIABILITIES, NET -- 0.0%
 Payable for Capital Shares
   Redeemed                                 (42)
 Investment Advisory Fees Payable           (24)
 Administration Fees Payable                 (2)
 Other Assets and Liabilities                95
                                   ------------
                                             27
                                   ------------

 Net Assets-- 100.0%               $     56,225
                                   ============

1-888-462-5386

--------------------------------------------------------------------------------
Black Oak Emerging Technology Fund (CONCLUDED)
--------------------------------------------------------------------------------


DESCRIPTION                          VALUE (000)
--------------------------------------------------------------------------------

 NET ASSETS:
 Portfolio Shares (unlimited
   authorization-- no par
   value) based on 28,829,455
   outstanding shares of
   beneficial interest             $    342,578
 Accumulated net investment loss           (395)
 Accumulated net realized loss
   on investments                      (298,270)
 Net unrealized appreciation
   on investments                        12,312
                                   ------------

 NET ASSETS                        $     56,225
                                   ============

 Net Asset Value, Offering and Redemption
   Price Per Share                        $1.95
                                          =====

 * NON-INCOME PRODUCING SECURITY
 (A) TRI-PARTY REPURCHASE AGREEMENT
 CL -- CLASS
 THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                www.oakfunds.com

Statement of Net Assets

APRIL 30, 2005 (UNAUDITED)


--------------------------------------------------------------------------------
Live Oak Health Sciences Fund
--------------------------------------------------------------------------------

INDUSTRY WEIGHTING+

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

Biological Products 22.5%
Pharmaceutical Preparations 17.0%
Services - Commercial Physical & Biological Research 15.8%
Electromedical & Electrotherapeutic Apparatus 9.5%
Laboratory Analytical Instruments 9.4%
Wholesale - Drugs, Proprietaries & Druggists' Sundries 5.8%
Surgical & Medical Instruments & Apparatus 5.0%
Services - Prepackaged Software 4.9%
Services - Home Health Care Services 3.7%
Repurchase Agreement 2.6%
Semiconductors & Related Devices 1.8%
In Vitro & In Vivo Diagnostic Substances 1.4%

 + Percentages are based on net assets. Included in net assets are Other Assets and Liabilities of 0.6%.

                                      MARKET
DESCRIPTION              SHARES      VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 96.8%

- BIOLOGICAL PRODUCTS-- 22.5%
 Amgen*                  21,700    $      1,263
 Genentech*              12,000             851
 Invitrogen*             29,000           2,125
 Medimmune*              55,800           1,416
 Rigel Pharmaceuticals*  10,100             173
                                   ------------
                                          5,828
                                   ------------

 ELECTROMEDICAL & ELECTROTHERAPEUTIC
   APPARATUS -- 9.5%
 Corcept Therapeutics*   93,100             441
 Medtronic               38,200           2,013

                                   ------------
                                          2,454
                                   ------------

IN VITRO & IN VIVO DIAGNOSTIC SUBSTANCES-- 1.4%
 Epix Medical*           54,013             366
                                   ------------
                                            366
                                   ------------

                                       MARKET
DESCRIPTION              SHARES      VALUE (000)
--------------------------------------------------------------------------------

 LABORATORY ANALYTICAL INSTRUMENTS -- 9.4%
 Applied Biosystems
   Group - Applera       60,100    $      1,274
 Bruker BioSciences*     81,100             264
 Waters*                 22,500             892
                                   ------------
                                          2,430
                                   ------------

 PHARMACEUTICAL PREPARATIONS-- 17.0%
 Eli Lilly                8,900             520
 Johnson & Johnson        7,200             494
 Medicis Pharmaceutical,
   Cl A                  27,000             759
 Pfizer                  46,400           1,261
 Teva Pharmaceutical
   Industries ADR        44,200           1,381
                                   ------------
                                          4,415
                                   ------------

 SEMICONDUCTORS & RELATED DEVICES-- 1.8%
 Caliper Technologies*   81,000             469
                                   ------------
                                            469
                                   ------------

1-888-462-5386

--------------------------------------------------------------------------------
Live Oak Health Sciences Fund (CONCLUDED)
--------------------------------------------------------------------------------


                      SHARES/FACE      MARKET
DESCRIPTION           AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

 SERVICES - COMMERCIAL PHYSICAL &
   BIOLOGICAL RESEARCH -- 15.8%
 Affymetrix*             88,600    $      4,085
                                   ------------
                                          4,085
                                   ------------

 SERVICES - HOME HEALTH
   CARE SERVICES -- 3.7%
 Express Scripts*        10,800             968
                                   ------------
                                            968
                                   ------------

 SERVICES - PREPACKAGED SOFTWARE-- 4.9%
 Cerner*                 21,900           1,272
                                   ------------
                                          1,272
                                   ------------

 SURGICAL & MEDICAL INSTRUMENTS &
   APPARATUS -- 5.0%
 Techne*                 30,700           1,283
                                   ------------
                                          1,283
                                   ------------

 WHOLESALE - DRUGS, PROPRIETARIES &
   DRUGGISTS' SUNDRIES -- 5.8%
 AmerisourceBergen       24,300           1,489
                                   ------------
                                          1,489
                                   ------------

 TOTAL COMMON STOCK
   (Cost $21,138)(000)                   25,059
                                   ------------

 REPURCHASE AGREEMENT-- 2.6%
 Morgan Stanley (A)
   2.000%, dated 04/29/05,
   to be repurchased on
   05/02/05, repurchase price
   $663,191 (collateralized
   by a U.S. Treasury Note,
   3.625%, 01/15/28, total
   market value:
   $676,458)               $663    $        663
                                   ------------

                                    VALUE (000)
--------------------------------------------------------------------------------


 TOTAL REPURCHASE AGREEMENT
   (Cost $663)(000)                $        663
                                   ------------

 TOTAL INVESTMENTS-- 99.4%
   (Cost $21,801)(000)                   25,722
                                   ------------

 OTHER ASSETS AND LIABILITIES, NET -- 0.6%
 Payable for Investment Securities
   Purchased                                (29)
 Investment Advisory Fees Payable           (13)
 Payable for Capital Shares
   Redeemed                                 (12)
 Administration Fees Payable                 (1)
 Other Assets and Liabilities               220
                                   ------------
                                            165
                                   ------------

 Net Assets-- 100.0%               $     25,887
                                   ============

 NET ASSETS:
 Portfolio Shares (unlimited
   authorization-- no par
   value) based on 2,482,966
   outstanding shares of
   beneficial interest             $     24,985
 Accumulated net investment loss            (93)
 Accumulated net realized loss
   on investments                        (2,926)
 Net unrealized appreciation
   on investments                         3,921
                                   ------------

 NET ASSETS                        $     25,887
                                   ============

 Net Asset Value, Offering and
   Redemption Price Per Share            $10.43
                                         ======

 * NON-INCOME PRODUCING SECURITY
 (A) TRI-PARTY REPURCHASE AGREEMENT
 ADR -- AMERICAN DEPOSITARY RECEIPT
 CL -- CLASS
 THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                www.oakfunds.com

Statements of Operations (000)


FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2005 (UNAUDITED)

                                                  WHITE OAK            PIN OAK
                                                SELECT GROWTH      AGGRESSIVE STOCK
                                                    FUND                 FUND
----------------------------------------------------------------------------------------

Investment Income:
   Dividends                                  $      9,931           $      283
   Interest                                             55                   11
   Less: Foreign Withholding Tax                       --                    --
----------------------------------------------------------------------------------------
      Total Investment Income                        9,986                  294
----------------------------------------------------------------------------------------

Expenses:
   Investment Advisory Fees                          5,038                  673
   Administration Fees                                 272                   36
   Trustee Fees                                         46                    6
   Transfer Agent Fees                               1,634                  300
   Printing Fees                                       232                   34
   Professional Fees                                    72                   10
   Registration Fees                                    49                    6
   Custodian Fees                                       37                    5
   Offering Fees                                        --                   --
   Insurance and Other Fees                             92                   11

----------------------------------------------------------------------------------------
      Total Expenses                                 7,472                1,081
----------------------------------------------------------------------------------------

   Less: Investment Advisory
         Fees Waived                                   --                  (36)
         Reimbursement from Advisor                    --                   --

----------------------------------------------------------------------------------------
      Net Expenses                                   7,472                1,045
----------------------------------------------------------------------------------------

      Net Investment Income (Loss)                   2,514                 (751)
----------------------------------------------------------------------------------------
   Net Realized Gain (Loss) on
      Securities Sold                             (334,614)             (19,777)
   Net Change in Unrealized
      Appreciation (Depreciation)
      of Investment Securities                     247,784               20,152
----------------------------------------------------------------------------------------
      Net Realized and Unrealized
           Gain (Loss) on Investments              (86,830)                 375
----------------------------------------------------------------------------------------

   Net Increase (Decrease) in Net Assets
      Resulting From Operations                 $  (84,316)          $     (376)
========================================================================================


* THE ROCK OAK CORE GROWTH FUND COMMENCED OPERATIONS ON DECEMBER 31, 2004. AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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

                                              ROCK OAK              RED OAK              BLACK OAK            LIVE OAK
                                             CORE GROWTH       TECHNOLOGY SELECT    EMERGING TECHNOLOGY    HEALTH SCIENCES
                                                FUND*                FUND                  FUND                 FUND
-------------------------------------------------------------------------------------------------------------------------------

Investment Income:
   Dividends                                   $     9            $   1,140            $      --              $    54
   Interest                                          5                   10                    7                    3
   Less: Foreign Withholding Tax                    --                   --                   --                   (1)
-------------------------------------------------------------------------------------------------------------------------------
      Total Investment Income                       14                1,150                    7                   56
-------------------------------------------------------------------------------------------------------------------------------

Expenses:
   Investment Advisory Fees                         18                  825                  259                   95
   Administration Fees                               1                   45                   14                    5
   Trustee Fees                                     --                    7                    2                    1
   Transfer Agent Fees                              11                  416                  176                   47
   Printing Fees                                     2                   40                   13                    5
   Professional Fees                                 1                   12                    4                    2
   Registration Fees                                --                    7                    2                    1
   Custodian Fees                                   --                    8                    2                    1
   Offering Fees                                    17                   --                   --                   --
   Insurance and Other Fees                         --                   13                    4                    2

-------------------------------------------------------------------------------------------------------------------------------
      Total Expenses                                50                1,373                  476                  159
-------------------------------------------------------------------------------------------------------------------------------

   Less: Investment Advisory
         Fees Waived                              (18)                 (91)                 (74)                 (10)
         Reimbursement from Advisor                (4)                  --                   --                   --

-------------------------------------------------------------------------------------------------------------------------------
      Net Expenses                                  28                1,282                  402                  149
-------------------------------------------------------------------------------------------------------------------------------

      Net Investment Income (Loss)                 (14)                (132)                (395)                 (93)
-------------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) on
      Securities Sold                               31               11,961                3,251                  (21)
   Net Change in Unrealized
      Appreciation (Depreciation)
      of Investment Securities                    (777)             (19,743)              (5,820)               2,722
-------------------------------------------------------------------------------------------------------------------------------
      Net Realized and Unrealized
           Gain (Loss) on Investments             (746)              (7,782)              (2,569)               2,701
-------------------------------------------------------------------------------------------------------------------------------

   Net Increase (Decrease) in Net Assets
      Resulting From Operations                  $(760)           $  (7,914)             $(2,964)              $2,608
===============================================================================================================================

                                                                www.oakfunds.com

Statements of Changes in Net Assets (000)


FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2005 (UNAUDITED) AND THE YEAR ENDED OCTOBER 31, 2004

                                                    WHITE OAK                   PIN OAK
                                                  SELECT GROWTH            AGGRESSIVE STOCK
                                                      FUND                       FUND
------------------------------------------------------------------------------------------------------
                                             11/01/04       11/01/03     11/01/04       11/01/03
                                            TO 04/30/05   TO 10/31/04   TO 04/30/05   TO 10/31/04
------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income (Loss) ........     $    2,514    $  (9,379)   $    (751)   $   (1,733)
   Net Realized Gain (Loss) on
      Securities Sold ..................       (334,614)    (743,131)     (19,777)      (84,984)
   Net Unrealized Appreciation (Depreciation)
      of Investment Securities .........        247,784      589,854       20,152        84,934
------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      Resulting from Operations ........        (84,316)    (162,656)        (376)       (1,783)
------------------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
   Shares Issued .......................         42,751      386,344        8,539        42,583
   Shares Redeemed .....................       (476,999)    (790,680)     (45,497)      (83,464)
------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets
       from Capital Share Transactions ..      (434,248)    (404,336)    (36,958)       (40,881)
------------------------------------------------------------------------------------------------------
            Total Increase (Decrease)
               in Net Assets ...........       (518,564)     566,992)     (37,334)      (42,664)
------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period .................      1,569,899    2,136,891      190,839       233,503
------------------------------------------------------------------------------------------------------
   End of Period .......................     $1,051,335   $1,569,899     $153,505     $ 190,839
======================================================================================================
Undistributed Net Investment Income
(Accumulated Net Investment Loss) ......     $    2,514    $      --     $  (751)     $     --
======================================================================================================

Shares Issued and Redeemed:
   Issued ..............................          1,337       11,012          427         2,151
   Redeemed ............................        (14,840)     (23,781)      (2,255)       (4,328)
======================================================================================================

      Net Increase (Decrease) in
         Share Transactions ............        (13,503)     (12,769)      (1,828)       (2,177)
======================================================================================================

(1) THE ROCK OAK CORE GROWTH FUND COMMENCED OPERATIONS ON DECEMBER 31, 2004. AMOUNTS DESIGNATED AS"_" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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

                                               ROCK OAK                 RED OAK
                                             CORE GROWTH               TECHNOLOGY
                                                FUND                   SELECT FUND
--------------------------------------------------------------------------------------------
                                                12/31/04        11/01/04        11/01/03
                                             TO 04/30/05(1)    TO 04/30/05    TO 10/31/04
--------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income (Loss) ........     $     (14)      $     (132)     $   (2,933)
   Net Realized Gain (Loss) on
      Securities Sold ..................            31           11,961         (34,196)
   Net Unrealized Appreciation (Depreciation)
      of Investment Securities .........          (777)         (19,743)         25,982
--------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      Resulting from Operations ........          (760)          (7,914)        (11,147)
--------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
   Shares Issued .......................        10,702            6,304          38,199
   Shares Redeemed .....................          (313)         (61,988)       (110,057)
--------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets
       from Capital Share Transactions ..       10,389          (55,684)        (71,858)
--------------------------------------------------------------------------------------------

            Total Increase (Decrease)
               in Net Assets ...........         9,629          (63,598)        (83,005)
--------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period .................            --          244,848         327,853
--------------------------------------------------------------------------------------------

   End of Period .......................       $ 9,629         $181,250        $244,848
============================================================================================

Undistributed Net Investment Income
(Accumulated Net Investment Loss) ......        $  (14)        $   (132)            $--
============================================================================================

Shares Issued and Redeemed:
   Issued ..............................         1,088              947           5,746
   Redeemed ............................           (33)          (9,453)        (16,848)
============================================================================================

      Net Increase (Decrease) in
         Share Transactions ............         1,055           (8,506)        (11,102)
============================================================================================

                                                      BLACK OAK                LIVE OAK
                                                 EMERGING TECHNOLOGY        HEALTH SCIENCES
                                                        FUND                       FUND
-----------------------------------------------------------------------------------------------------
                                                1/01/04      11/01/03      11/01/04      1/01/03
                                             TO 04/30/05   TO 10/31/04   TO 04/30/05   TO 10/31/04
-----------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income (Loss) ........       $  (395)   $     (907)  $      (93)     $    (202)
   Net Realized Gain (Loss) on
      Securities Sold ..................         3,251         1,812          (21)           (71)
   Net Unrealized Appreciation (Depreciation)
      of Investment Securities .........        (5,820)       (6,665)       2,722            383
-----------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      Resulting from Operations ........        (2,964)       (5,760)       2,608            110
-----------------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
   Shares Issued .......................         5,532        30,978        2,067         10,868
   Shares Redeemed .....................       (18,436)      (39,539)      (5,014)        (7,272)
-----------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets
       from Capital Share Transactions ..      (12,904)       (8,561)      (2,947)         3,596
-----------------------------------------------------------------------------------------------------

            Total Increase (Decrease)
               in Net Assets ...........       (15,868)      (14,321)        (339)         3,706
-----------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period .................        72,093        86,414       26,226         22,520
-----------------------------------------------------------------------------------------------------

   End of Period .......................       $56,225     $  72,093      $25,887        $26,226
=====================================================================================================

Undistributed Net Investment Income
(Accumulated Net Investment Loss) ......       $  (395)    $      --      $  (93)        $    --
=====================================================================================================

Shares Issued and Redeemed:
   Issued ..............................         2,469        14,366          205          1,080
   Redeemed ............................        (8,300)      (18,730)        (500)          (739)
=====================================================================================================

      Net Increase (Decrease) in
         Share Transactions ............        (5,831)       (4,364)        (295)           341
=====================================================================================================

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

Notes to Financial Statements


APRIL 30, 2005 (UNAUDITED)

1. ORGANIZATION:
--------------------------------------------------------------------------------

The Oak Associates Funds (the "Trust") is organized as a Massachusetts business trust under an Agreement and Declaration of Trust dated November 6, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with six funds: White Oak Select Growth Fund, Pin Oak Aggressive Stock Fund and Rock Oak Core Growth Fund (diversified funds); Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (non-diversified funds) (collectively referred to as "Funds" and individually referred to as a "Fund"). The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

The following is a summary of the significant accounting policies followed by the Funds.

   USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   SECURITY VALUATION--Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

   Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary

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                                       26
   trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

   SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

   EXPENSES--Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

   OFFERING FEES--Offering Fees, which include registration fees, typesetting and prospectus printing, and preparation of the initial registration statement will be amortized over a twelve-month period. Offering Fees for the Rock Oak Core Growth Fund were $52,063. As of April 30, 2005, $35,403 remains to be amortized.

   REPURCHASE AGREEMENTS--The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

Certain officers of the Trust are also officers of Oak Associates, ltd., SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

                                                                www.oakfunds.com

APRIL 30, 2005 (UNAUDITED)

4. ADMINISTRATION, TRANSFER AGENT AND DISTRIBUTION AGREEMENTS:
--------------------------------------------------------------------------------
The Trust and the Administrator are parties to an Administration Agreement dated February 27, 1998, last amended February 16, 2004, under which the Administrator provides management and administration services for an annual fee of 0.04% of the average daily net assets of each of the Funds up to $2.5 billion, 0.03% on the next $2.5 billion, 0.02% on the next $5 billion, and 0.015% of such assets in excess of $10 billion. There is a minimum annual administration fee of $475,000 for the trust.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under an Agency Agreement with the Trust dated February 27, 1998. The Funds pay amounts to third parties that provide sub-transfer agency and other administration services relating to the Funds.

The Trust and the Distributor are parties to an Amended and restated Distribution Agreement dated February 27, 1998. The Distributor receives no fees for its distribution services under this agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
--------------------------------------------------------------------------------
The Trust and Oak Associates, Ltd. (the "Adviser") are parties to an Investment Advisory Agreement dated February 27, 1998, as last amended February 21, 2001, under which the Adviser receives an annual fee equal to 0.74% of the average daily net assets of each Fund. The Adviser has agreed to contractually waive all or a portion of its fees (and to reimburse the Funds' expenses if necessary) in order to limit operating expenses to not more than 1.15% of the average daily net assets of each of the Funds for a period of one year.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6. INVESTMENT TRANSACTIONS:
--------------------------------------------------------------------------------

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 2005, were as follows
(000):
                                  PURCHASES       SALES
                                   --------        ----
White Oak Select Growth Fund ...   $349,844      $725,851
Pin Oak Aggressive Stock Fund ..     36,427        73,019
Rock Oak Core Growth Fund ......     10,734           789
Red Oak Technology Select Fund .     57,690       113,782
Black Oak Emerging Technology
  Fund .........................     14,330        26,178
Live Oak Health Sciences Fund ..        761         3,940

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

7. FEDERAL INCOME TAXES:
--------------------------------------------------------------------------------

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales as well as net operating losses. The character of dividends from net investment income or distributions from net realized gains made during the year, and the timing of dividends and distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

There were no dividends or distributions declared during the fiscal years ended October 31, 2004 and October 31, 2003.

As of October 31, 2004, the components of accumulated losses on a tax basis were as follows (000):
                                            NET
                       CAPITAL          UNREALIZED         TOTAL
                         LOSS          APPRECIATION     ACCUMULATED
                     CARRYFORWARD     (DEPRECIATION)       LOSSES
                     ------------     -------------     -----------
White Oak
  Select Growth
  Fund ............  $(2,412,900)      $(178,185)      $(2,591,085)
Pin Oak
  Aggressive
  Stock Fund ......     (844,099)          1,011          (843,088)
Red Oak
  Technology
  Select Fund .....   (1,722,424)         49,555        (1,672,869)
Black Oak
  Emerging
  Technology
  Fund ............     (301,521)         18,132          (283,389)
Live Oak Health
  Sciences
  Fund ............       (2,905)          1,199            (1,706)

                                       29

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

Notes to Financial Statements (concluded)


APRIL 30, 2005 (UNAUDITED)

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

At October 31, 2004, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates
(000):

                                          EXPIRING OCTOBER 31,
------------------------------------------------------------------------------------------

                     2007    2008     2009       2010       2011      2012     TOTAL
                     -----   -----    -----      -----      -----     -----    -----
White Oak Select Growth
  Fund ...........   $ --    $ --   $749,069  $712,973  $206,602   $744,256  $2,412,900
Pin Oak Aggressive
  Stock Fund .....     --      --    137,532   436,197   180,087     90,283     844,099
Red Oak Technology
  Select Fund ....  1,366  56,063    610,821   726,266   293,675     34,233   1,722,424
Black Oak Emerging
  Technology Fund      --      --     73,591   212,845    15,085         --     301,521
Live Oak Health
  Sciences Fund ..     --      --         --     2,834        --         71       2,905

During the year ended October 31, 2004, the Black Oak Emerging Technology Fund utilized $1,812,425 of capital loss carryforwards.


At April 30, 2005, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds are as follows (000):

                                                                  NET
                      FEDERAL     AGGREGATE     AGGREGATE      UNREALIZED
                        TAX         GROSS         GROSS      APPRECIATION/
                        COST    APPRECIATION  DEPRECIATION  (DEPRECIATION)
                      -------   ------------  ------------  --------------
White Oak
  Select Growth
  Fund ...........   $971,670    $ 219,522    $ (144,075)      $75,447
Pin Oak
  Aggressive
  Stock Fund .....    127,911       44,435       (18,341)       26,094
Rock Oak Core
  Growth Fund ....     10,489          199          (976)         (777)
Red Oak
  Technology
  Select Fund ....    150,362       42,309       (12,632)       29,677
Black Oak
  Emerging
  Technology
  Fund ...........     43,886       18,516        (6,204)       12,312
Live Oak Health
  Sciences Fund ..     21,801        7,098        (3,177)        3,921

8.  CONCENTRATION OF CREDIT RISK
--------------------------------------------------------------------------------
The Red Oak Technology Select Fund and the Black Oak Emerging Technology Fund invest a substantial portion of their assets in securities in the technology industry. The Live Oak Health Sciences Fund invests a substantial portion of its assets in securities in the health care, medicine and life sciences industries. Therefore, the Funds may be more affected by economic developments in those industries than a general equity fund would be.


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                                       30

Disclosure of Fund Expenses (unaudited)


All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period".

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

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Disclosure of Fund Expenses (unaudited)


NOTE: Because the return is set at 5% for comparison purposes -- NOT your fund's actual return -- the account values shown may not apply to your specific investment.

------------------------------------------------------------------------------------------------
                                     BEGINNING      ENDING                  EXPENSES
                                       ACCOUNT     ACCOUNT     ANNUALIZED     PAID
                                        VALUE       VALUE        EXPENSE     DURING
                                      10/31/04    04/30/05       RATIOS      PERIOD*
------------------------------------------------------------------------------------------------
White Oak Select Growth Fund
------------------------------------------------------------------------------------------------
   Actual Fund Return               $1,000.00    $ 917.50          1.10%     $5.23
   Hypothetical Fund Return          1,000.00    1,019.34          1.10       5.51
------------------------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund
------------------------------------------------------------------------------------------------
   Actual Fund Return                1,000.00      983.70          1.15       5.66
   Hypothetical Fund Return          1,000.00    1,019.09          1.15       5.76
------------------------------------------------------------------------------------------------
Rock Oak Core Growth Fund**
------------------------------------------------------------------------------------------------
   Actual Fund Return                1,000.00      913.00          1.15       3.65
   Hypothetical Fund Return          1,000.00    1,012.76          1.15       3.84
------------------------------------------------------------------------------------------------
Red Oak Technology Select Fund
------------------------------------------------------------------------------------------------
   Actual Fund Return                1,000.00      947.60          1.15       5.55
   Hypothetical Fund Return          1,000.00    1,019.09          1.15       5.76
------------------------------------------------------------------------------------------------
Black Oak Emerging Technology Fund
------------------------------------------------------------------------------------------------
   Actual Fund Return                1,000.00      937.50          1.15       5.52
   Hypothetical Fund Return          1,000.00    1,019.09          1.15       5.76
------------------------------------------------------------------------------------------------
Live Oak Health Sciences Fund
------------------------------------------------------------------------------------------------
   Actual Fund Return                1,000.00    1,104.90          1.15       6.00
   Hypothetical Fund Return          1,000.00    1,019.09          1.15       5.76
------------------------------------------------------------------------------------------------

 * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 121/365 (to reflect the period since the Fund's inception).

1-888-462-5386

Approval of Investment Advisory Agreements (unaudited)


BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. The advisory agreement between the Trust and the Adviser (the "Advisory Agreement") must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. On February 21, 2005, the Trustees met in person to decide whether to renew the Advisory Agreement with respect to each Fund for an additional one-year term, effective March 1, 2005. In preparation for the meeting, the Board requested and reviewed a wide variety of information from the Adviser to assist in its deliberations (the "Adviser Materials"). The Independent Trustees met with Jim Oelschlager prior to their February 21, 2005 meeting to discuss the renewal of the Advisory Agreement, and also discussed the renewal in a separate meeting of the Independent Trustees. In addition, the Trustees received information from other representatives of the Adviser at their February 21, 2005 meeting.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously voted to renew the Advisory Agreement for an additional one-year term. In determining to approve the Agreement for the Portfolio, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative but took into account a number of factors.

The Trustees considered the nature, extent, and quality of the services to be provided to each of the Funds by the Adviser. In this regard, the Trustees considered presentations by Fund officers and representatives of the Adviser. The Trustees also reviewed and considered the Adviser Materials. These presentations and the Adviser Materials contained information that assisted the Trustees in assessing the Adviser's organizational structure, personnel, investment capacity, investment process, and regulatory/compliance capabilities and record, as well as the Adviser's investment philosophy, performance record, and trade execution capabilities. The Trustees concluded that they were satisfied with the nature, extent and quality of the services to be provided to the Funds by the Adviser.

The Trustees considered the investment performance of the Adviser. The Trustees reviewed presentations by Fund officers as well as a report prepared by the Administrator that provided performance information for of each of the Funds and performance information for various benchmarks and peer mutual funds as categorized by Lipper, Inc. The Adviser also discussed its analysis of the performance data and reviewed the various factors contributing to each Fund's long-term and more recent performance. The Trustees considered performance of the Adviser in managing the Funds and compared it to both benchmark and various peer group data. Taking note of the Adviser's discussion of (i) the various factors contributing to each Fund's performance, (ii) its continuing commitment to each Fund's current investment strategy and portfolio holdings, respectively, and (iii) measures it was undertaking designed to improve the Funds' performance, the Trustees determined that they would continue to closely monitor the Adviser's investment performance.

The Trustees considered the advisory fees to be paid to the Adviser, the total expenses of each Fund, and the Adviser's commitment to waive its advisory fees and/or reimburse Fund expenses in order to maintain stated caps on Fund operating expenses. The Trustees reviewed presentations by Fund officers and comparative information on fees paid and
                                                                www.oakfunds.com

Approval of Investment Advisory Agreements (unaudited)


expenses incurred by peer mutual funds as categorized by Lipper, Inc. The Trustees further considered the profits derived by the Adviser from its relationship with the Fund, based on information reported by the Adviser. The Trustees concluded that the advisory fees to be paid to the Adviser were reasonable and the result of arm's-length negotiations, and that the Adviser's expected profits from the advisory fees would not be excessive.

The Trustees considered the extent to which economies of scale would be realized if the one or more Funds grow and whether fee levels reflect these possible economies of scale for the benefit of shareholders in the Portfolio. In this regard, the Trustees primarily considered current Fund asset levels of each and the Adviser's representation that economies of scale did not exist at this time. The Adviser represented that, in the event that one or more Fund's asset levels increased in the future, it would consider how any benefits from economies of scale would be realized by the various parties, including the implementation of breakpoints in the Fund's advisory fee schedule. The Trustees concluded that they were satisfied with the extent to which economies of scale would be shared for the benefit of shareholders in the Portfolio.

In addition, the Trustees considered the Adviser's policies with respect to obtaining benefits from their use of the Funds' brokerage commissions to obtain research that could be used for the Adviser's other clients, and the Trustees concluded that the Adviser's policies were reasonable. The Trustees further considered the Adviser's report on the administration of its compliance program, and the Trustees concluded that the Adviser's policies were reasonable.

Based on their evaluation of these factors described above, the Trustees, including the Independent Trustees, concluded it was appropriate and desirable for the Adviser to continue its management of each of the Funds and approved the continuance of the Advisory Agreement.

1-888-462-5386

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

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1-888-462-5386

 Contact Us

BY MAIL          Oak Associates Funds
                 P.O. Box 219441
                 Kansas City, MO 64121-9441

BY TELEPHONE     1-888-462-5386

ON THE WEB       www.oakfunds.com
                 Click on the MY OAK ACCOUNT
                 section to take advantage of
                 these features:

                 o Trade online

                 o Access and Update Account Information

                 o Go Paperless with E-Delivery


The Trust files its complete schedule of portfolio holdings of each Fund with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q is available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-462-5386; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

[OAK LOGO OMITTED]


1-888-462-5386
P.O. Box 219441
Kansas City, MO 64121-9441
www.oakfunds.com

OAK-F-023-06000

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.   Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 12.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                 Oak Associates Funds


By (Signature and Title)*                    /s/ William E. White
                                             -----------------------------------
                                             William E. White, President

Date:   June 16, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ William E. White
                                             -----------------------------------
                                             William E. White, President

Date:   June 16, 2005


By (Signature and Title)*                    /s/ Eric Kleinschmidt
                                             -----------------------------------
                                             Eric Kleinschmidt, Controller & CFO

Date:   June 16, 2005


* Print the name and title of each signing officer under his or her signature.